Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,426,899,576	$ 218,681,927	¥ 2,002,314,688		¥ 2,912,901,189
Short-term investments	4,342,356,612	665,495,266	597,265,740
Other current assets	24,467,956	3,749,880	14,246,396
Total current assets	8,899,049,546	1,363,839,011	5,540,755,045
Non-current assets
Total non-current assets	3,246,883,053	497,606,599	3,195,819,329
TOTAL ASSETS	12,145,932,599	1,861,445,610	8,736,574,374
Current liabilities
Other current liabilities	27,255,779	4,177,131	31,660,944
Total current liabilities	2,457,296,626	376,597,185	2,909,120,070
Total liabilities	3,770,723,462	577,888,654	3,244,914,083
Shareholders' equity
Treasury shares	56,419,225	8,646,625	20,638,881
Additional paid-in capital	4,591,455,557	703,671,350	4,526,344,454
Accumulated other comprehensive income	(115,386,427)	(17,683,744)	119,430,738
Retained earnings	3,955,354,972	606,184,670	852,508,968
Total shareholders' equity	8,375,209,137	1,283,556,956	5,491,660,291	¥ 17,585,853	¥ 5,255,366,828	¥ (2,681,838,454)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	12,145,932,599	1,861,445,610	8,736,574,374
Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	23,676	153,121
Common Class B [Member]
Shareholders' equity
Ordinary shares	49,777	7,629	51,139
Parent Company [Member]
Current assets
Cash and cash equivalents	114,892,815	17,608,094	1,182,416
Short-term investments	4,045,157,224	619,947,467
Short-term amounts due from related parties	619,608,050	94,959,088	1,474,327,047
Other current assets	3,578,607	548,446
Total current assets	4,783,236,696	733,063,095	1,475,509,463
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	3,596,657,570	551,211,888	4,002,882,982
Total non-current assets	3,596,657,570	551,211,888	4,002,882,982
TOTAL ASSETS	8,379,894,266	1,284,274,983	5,478,392,445
Current liabilities
Other current liabilities	4,685,129	718,027	542,906
Total current liabilities	4,685,129	718,027	542,906
Total liabilities	4,685,129	718,027	542,906
Shareholders' equity
Treasury shares	(56,419,225)	(8,646,625)	(20,638,881)
Additional paid-in capital	4,591,455,557	703,671,350	4,526,344,454
Accumulated other comprehensive income	(115,386,427)	(17,683,744)	119,430,738
Retained earnings	3,955,354,972	606,184,670	852,508,968
Total shareholders' equity	8,375,209,137	1,283,556,956	5,477,849,539
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,379,894,266	1,284,274,983	5,478,392,445
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	23,676	153,044
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 49,777	$ 7,629	¥ 51,216